Condensed Consolidated Statements Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Jan. 31, 2011 Predecessor	Dec. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor	Mar. 31, 2013 Eliminations	Mar. 31, 2012 Eliminations	Dec. 31, 2011 Eliminations Successor	Dec. 31, 2012 Eliminations Successor	Jan. 31, 2011 Eliminations Predecessor	Dec. 31, 2010 Eliminations Predecessor	Mar. 31, 2013 Parent	Mar. 31, 2012 Parent	Dec. 31, 2011 Parent Successor	Dec. 31, 2012 Parent Successor	Jan. 31, 2011 Parent Predecessor	Dec. 31, 2010 Parent Predecessor	Mar. 31, 2013 Guarantor Subsidiaries	Mar. 31, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Guarantor Subsidiaries Successor	Dec. 31, 2012 Guarantor Subsidiaries Successor	Jan. 31, 2011 Guarantor Subsidiaries Predecessor	Dec. 31, 2010 Guarantor Subsidiaries Predecessor	Mar. 31, 2013 Non-Guarantor Subsidiaries	Mar. 31, 2012 Non-Guarantor Subsidiaries	Dec. 31, 2011 Non-Guarantor Subsidiaries Successor	Dec. 31, 2012 Non-Guarantor Subsidiaries Successor	Jan. 31, 2011 Non-Guarantor Subsidiaries Predecessor	Dec. 31, 2010 Non-Guarantor Subsidiaries Predecessor
Net Income (Loss):
Net Income (Loss)	$ (45)	$ 86		$ 242	$ 1,133		$ 631	$ 631	$ 6	$ 124	$ (4)	$ (51)	$ 1,529	$ (61)	$ 233	$ (57)			$ (45)			$ (144)	$ 87	$ 247	$ (383)	$ 626	$ (120)	$ 32	$ 3	$ 46	$ 32	$ 66	$ (107)
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(119)	7		(6)	10		1		(10)		19		18										(2)	(130)	(2)		(3)	(119)	(10)	124	(6)		(7)
Foreign currency translation adjustments							1																									1
Amortization of actuarial losses	1			(51)	(48)																			(37)	(47)			1		(14)	(1)
Amortization of prior service cost							(1)		(14)																							(1)
Retirement and postretirement plans adjustments									(13)																		(9)						(4)
Other comprehensive income (loss)	(118)	7		(57)	(38)	(57)			(23)		19		18						(37)				(2)	(167)	(49)		(12)	(118)	(10)	110	(7)		(11)
Total comprehensive income (loss)	(163)	93		185	1,095		631		(17)	124	15	(51)	1,547	(61)	233	(57)			(45)			(144)	85	80	(432)	626	(132)	(86)	(7)	156	25	66	(118)
Comprehensive income attributable to noncontrolling interest:
Net income	12		(1)		1																	12			1
Foreign currency translation adjustments	(28)		1		(1)																	(28)			(1)
Comprehensive (loss) attributable to noncontrolling interest	(16)																					(16)
Comprehensive (loss) attributable to Tronox Limited	$ (147)	$ 93		$ 185	$ 1,095		$ 631		$ (17)	$ 124			$ 1,547			$ (57)			$ (45)			$ (128)			$ (432)			$ (86)			$ 25